Loans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Residential Mortgage	Dec. 31, 2011 Residential Mortgage	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member]	Dec. 31, 2011 Residential Mortgage Trading Account Assets[Member]	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member] Government National Mortgage Association Certificates And Obligations GNMA Member	Dec. 31, 2011 Residential Mortgage Trading Account Assets[Member] Government National Mortgage Association Certificates And Obligations GNMA Member	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member] Federal National Mortgage Association Certificates And Obligations FNMA Member	Dec. 31, 2011 Residential Mortgage Trading Account Assets[Member] Federal National Mortgage Association Certificates And Obligations FNMA Member	Dec. 31, 2012 Residential Mortgage Trading Account Assets[Member] Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member	Dec. 31, 2012 Other Commercial And Construction Loans Sold Domain [Member]	Dec. 31, 2011 Other Commercial And Construction Loans Sold Domain [Member]	Dec. 31, 2012 Consumer Portfolio Segment Member	Dec. 31, 2011 Consumer Portfolio Segment Member	Dec. 31, 2012 Mortgages	Dec. 31, 2011 Mortgages	Dec. 31, 2012 Construction Loans [Member]	Dec. 31, 2011 Construction Loans [Member]	Dec. 31, 2012 Commercial Loans [Member]	Dec. 31, 2011 Commercial Loans [Member]	Dec. 31, 2012 Westernbank Puerto Rico [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2011 Westernbank Puerto Rico [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2012 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Dec. 31, 2011 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]	Apr. 30, 2010 Westernbank Puerto Rico [Member] Covered Under Loss Sharing Agreements With F D I C [Member] A S C Subtopic 31030 [Member] Acquired Loans In An F D I C Assisted Transaction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable Acquired With Deteriorated Credit Quality																					$ 300,000,000	$ 300,000,000			$ 8,100,000,000
Outstanding principal balance of covered loans																							4,800,000,000	6,000,000,000
Purchase of Loans													265,000,000	131,000,000	1,500,000,000	1,300,000,000	1,000,000	0	18,000,000	0
Residential Mortgage Loans Sold		315,000,000	374,000,000
Commercial Construction Loans Sold	128,000,000										60,000,000	30,000,000
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds		$ 1,346,536,000	$ 1,132,501,000	$ 1,330,743,000	$ 1,113,675,000	$ 838,795,000	$ 907,238,000	$ 453,697,000	$ 206,437,000	$ 38,251,000